Summary of Long-term Debt (Parenthetical) (Detail)	1 Months Ended	12 Months Ended		12 Months Ended				12 Months Ended
	Dec. 21, 2007	Dec. 31, 2012 LIBOR + 1.125%, unsecured term loan	Dec. 31, 2012 LIBOR + 1.125%, unsecured term loan LIBOR	Dec. 31, 2012 LIBOR + 0.80%, unsecured term loan	Dec. 31, 2011 LIBOR + 0.80%, unsecured term loan	Dec. 31, 2012 LIBOR + 0.80%, unsecured term loan LIBOR	Dec. 31, 2011 LIBOR + 0.80%, unsecured term loan LIBOR	Dec. 31, 2012 1.50% note payable Due December 31, 2013	Dec. 31, 2011 1.50% note payable Due December 31, 2013	Dec. 31, 2012 1.50% note payable Due January 31, 2016	Dec. 31, 2012 1.50% note payable Due July 31, 2015	Dec. 31, 2011 LIBOR + 0.60%, unsecured term loan	Dec. 31, 2011 LIBOR + 0.60%, unsecured term loan LIBOR	Dec. 21, 2007 LIBOR + 0.60%, unsecured term loan LIBOR
Debt Instrument [Line Items]
Debt instrument, margin rate			1.125%			0.80%	0.80%						0.60%	0.60%
Debt instrument, interest rate								1.50%		1.50%	1.50%
Debt instrument, maturity date	Dec. 21, 2012	Sep. 10, 2017		Nov. 05, 2014	Nov. 05, 2014			Oct. 31, 2013	Oct. 31, 2013	Jan. 31, 2016	Jul. 31, 2015	Dec. 21, 2012